Derivative Instruments and Hedging Activities - Net Investment Hedge Gains Recognized on Consolidated Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	$ (54.3)	$ 119.5	$ 232.6
Euro Notes [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	(37.4)	113.1	129.6
Cross-currency Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	$ (16.9)	$ 6.4	$ 103.0